Income taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021
Tax Credit Carryforward [Line Items]
Non cash valuation allowance	$ 22,660	$ 24,565
Earliest Tax Year [Member]
Tax Credit Carryforward [Line Items]
Open tax year	2015
Latest Tax Year [Member]
Tax Credit Carryforward [Line Items]
Open tax year	2022
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Federal non capital losses	$ 44,500
Domestic Tax Authority [Member] | Investment Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Capital losses	300
Domestic Tax Authority [Member] | Capital Loss Carryforward [Member]
Tax Credit Carryforward [Line Items]
Capital losses	$ 1,400